FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 179,487	$ 174,854
Derivative financial assets	193,737	148,325
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	113,728	107,293
Financial assets measured at fair value through other comprehensive income	14,517	13,868
Non-financial assets - Precious metals and other physical commodities	12,287	12,996
Other non-financial assets measured at fair value	58	62
Total assets measured at fair value	558,518	492,977
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	129,289	128,149
Financial assets at fair value not held for trading	2,123	2,180
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,361	11,168
Financial assets at fair value not held for trading	31,895	32,355
Financial assets measured at fair value through other comprehensive income	12,409	11,659
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,032	9,677
Financial assets at fair value not held for trading	1,649	1,259
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	21,391	22,599
Financial assets at fair value not held for trading	19,944	17,026
Financial assets measured at fair value through other comprehensive income	292	265
of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,660	2,814
Financial assets at fair value not held for trading	10,718	9,987
of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	383	447
Financial assets at fair value not held for trading	1,756	1,482
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	62,309	48,678
of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	33,772	35,315
of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	85,614	50,814
of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	4,350	3,910
of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	6,601	9,247
of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	191
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,724	21,490
of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,694	20,922
of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,817	1,944
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	146,769	143,013
Derivative financial assets	1,369	581
Brokerage receivables	0	0
Financial assets at fair value not held for trading	49,078	47,564
Financial assets measured at fair value through other comprehensive income	12,266	11,735
Non-financial assets - Precious metals and other physical commodities	12,287	12,996
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	221,769	215,890
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,333	127,459
Financial assets at fair value not held for trading	31	100
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,685	6,868
Financial assets at fair value not held for trading	25,328	26,208
Financial assets measured at fair value through other comprehensive income	12,162	11,659
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,651	8,319
Financial assets at fair value not held for trading	922	480
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	100	367
Financial assets at fair value not held for trading	164	0
Financial assets measured at fair value through other comprehensive income	104	76
Level 1 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	0
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	404	293
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	3
Level 1 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,633	20,776
Level 1 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,329	29,509
Derivative financial assets	189,562	144,514
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	54,901	50,817
Financial assets measured at fair value through other comprehensive income	2,251	2,133
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	320,747	262,551
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	761	538
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,675	4,298
Financial assets at fair value not held for trading	6,567	6,147
Financial assets measured at fair value through other comprehensive income	246	0
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,238	1,287
Financial assets at fair value not held for trading	128	101
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	20,151	21,358
Financial assets at fair value not held for trading	19,617	16,936
Financial assets measured at fair value through other comprehensive income	188	189
Level 2 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,242	1,703
Financial assets at fair value not held for trading	5,296	5,760
Level 2 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	262	324
Financial assets at fair value not held for trading	1,325	1,002
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	61,568	48,079
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	32,959	34,156
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	84,356	49,379
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	3,956	3,587
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	6,599	9,239
Level 2 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,755	20,553
Level 2 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	61	145
Level 2 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,817	1,944
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,389	2,333
Derivative financial assets	2,806	3,230
Brokerage receivables	0	0
Financial assets at fair value not held for trading	9,749	8,911
Financial assets measured at fair value through other comprehensive income	0	0
Non-financial assets - Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	58	62
Total assets measured at fair value	16,001	14,536
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	196	151
Financial assets at fair value not held for trading	2,092	2,080
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	2
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	143	71
Financial assets at fair value not held for trading	598	678
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,141	874
Financial assets at fair value not held for trading	163	89
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,417	1,111
Financial assets at fair value not held for trading	5,422	4,226
Level 3 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	120	123
Financial assets at fair value not held for trading	431	480
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	337	306
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	813	1,159
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,258	1,435
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	395	323
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	2	5
Level 3 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	191
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	968	937
Level 3 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0